Consolidated Statement of Shareholders Equity Statement - USD ($) $ in Thousands	Total	Ordinary Shares	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Beginning balance, Shares at Jun. 30, 2016		(44,080,000)	(12,544,000)
Beginning balance, Value at Jun. 30, 2016	$ 165,725	$ 615	$ (548,549)	$ 335,192	$ 486,482	$ (108,015)
Issuance of ordinary shares due to share option exercises, Shares			319,000
Issuance of ordinary shares due to share option exercises, Value	(3,494)		$ (6,949)	(3,455)
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	(7,333)		$ 3,243	(10,576)
Treasury Stock, Shares, Retired			154,000
Share-based compensation expense	43,504			43,504
Treasury Stock, Shares, Acquired			(594,000)
Treasury Stock, Value, Acquired, Cost Method	(50,008)		$ 50,008
Accretion to Redemption Value	(68)			(68)
Net Income (Loss) Attributable to Parent	(71,711)				(71,711)
Net unrealized loss on derivative instruments designated and qualifying as cash flow hedges	72					72
Foreign currency translation, net of hedges	(4,161)					(4,161)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax	2,194
Ending balance, Shares at Jun. 30, 2017		(44,080,000)	(12,665,000)
Ending balance, Value at Jun. 30, 2017	74,999	$ 615	$ (588,365)	361,376	414,771	(113,398)
Reclassification to redeemable noncontrolling interest	(3,357)			(3,357)
Marketable Securities, Unrealized Gain (Loss)	(5,756)					(5,756)
Marketable Securities, Gain (Loss)	2,268					2,268
Issuance of ordinary shares due to share option exercises, Shares			293,000
Issuance of ordinary shares due to share option exercises, Value	(8,173)		$ (3,174)	(4,999)
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	(3,944)		$ 840	(4,784)
Treasury Stock, Shares, Retired			63,000
Stock Issued During Period, Value, Restricted Stock Award, Gross	(168)		$ (168)
Stock Issued During Period, Shares, Restricted Stock Award, Gross			(2,000)
Share-based compensation expense	44,089			44,089
Treasury Stock, Shares, Acquired			(895,000)
Treasury Stock, Value, Acquired, Cost Method	(94,710)		$ 94,710
Net Income (Loss) Attributable to Parent	43,733				43,733
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	(5,864)				(5,864)
Reclassified from AOCI to RE	0				(116)	(116)
Net unrealized loss on derivative instruments designated and qualifying as cash flow hedges	10,561					10,561
Foreign currency translation, net of hedges	32,782					32,782
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax	357					357
Ending balance, Shares at Jun. 30, 2018		(44,080,000)	(13,206,000)
Ending balance, Value at Jun. 30, 2018	$ 93,662	$ 615	$ (685,577)	395,682	452,756	(69,814)
Issuance of ordinary shares due to share option exercises, Shares	218,085		123,000
Issuance of ordinary shares due to share option exercises, Value	$ (6)		$ (3,100)	(3,106)
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	(2,293)		$ 573	(2,866)
Treasury Stock, Shares, Retired			38,000
Stock Issued During Period, Value, Restricted Stock Award, Gross	(24)		$ (24)
Stock Issued During Period, Shares, Restricted Stock Award, Gross			(4,000)
Share-based compensation expense	18,064			18,064
Treasury Stock, Shares, Acquired			(594,000)
Treasury Stock, Value, Acquired, Cost Method	(55,567)		$ 55,567
Accretion to Redemption Value	(7,140)				7,140
Net Income (Loss) Attributable to Parent	95,052				95,052
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	(3,246)				(3,246)
Noncontrolling Interest, Decrease from Forfeiture of Shares	591			591
Net unrealized loss on derivative instruments designated and qualifying as cash flow hedges	(19,477)					(19,477)
Foreign currency translation, net of hedges	9,638					9,638
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax	(204)					(204)
Ending balance, Shares at Jun. 30, 2019		(44,080,000)	(13,635,000)
Ending balance, Value at Jun. 30, 2019	$ 131,812	$ 615	$ (737,447)	$ 411,079	$ 537,422	$ (79,857)